Income Taxes (Schedule of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences)(Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Loss reserves	$ 88,925,000	$ 100,569,000
Employee benefits	143,474,000	136,007,000
Accrued expenses	13,753,000	31,613,000
Capital loss carryforwards	40,499,000	44,445,000
Credit carryforwards	68,716,000	39,196,000
State NOL carryforwards	19,111,000	15,279,000
Other	18,970,000	24,097,000
Gross deferred tax assets	393,448,000	391,206,000
Valuation allowance	(40,806,000)	(44,584,000)
Deferred tax assets after valuation allowance	352,642,000	346,622,000
Deferred tax liabilities:
Depreciation and amortization	32,177,000	22,353,000
Federal Home Loan Bank stock	9,311,000	9,383,000
Investment in debt securities (ASC 320)	2,088,000	11,639,000
Other intangible assets	34,056,000	30,888,000
Prepaid expenses	10,893,000	9,874,000
Other	4,798,000	1,907,000
Gross deferred tax liabilities	93,323,000	86,044,000
Net deferred tax assets	$ 259,319,000	$ 260,578,000